Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Entity Registrant Name	GRANITE REAL ESTATE INVESTMENT TRUST
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Entity Current Reporting Status	Yes
Entity Central Index Key	0001564538
Entity File Number	001-35771
Document Fiscal Year Focus	2021
Entity Primary SIC Number	6500
Entity Stapled Units Outstanding	65,694,048
Entity Interactive Data Current	Yes
Entity Address, State or Province	ON
Document Registration Statement	false
Document Annual Report	true
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	77 King Street West
Entity Address, Address Line Two	Suite 4010
Entity Address, Address Line Three	P.O. Box 159 Toronto-Dominion
Entity Address, City or Town	Toronto
Entity Address, Postal Zip Code	M5K 1H1
City Area Code	647
Local Phone Number	925-7500
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Auditor Name	Deloitte LLP
Auditor Firm ID	1208
Auditor Location	Toronto, ON, Canada
Business Contact [Member]
Document Information [Line Items]
Entity Address, State or Province	NY
Contact Personnel Name	CT Corporation System
Entity Address, Address Line One	28 Liberty St.
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940
Ordinary shares [member]
Document Information [Line Items]
Trading Symbol	GRP.U
Security Exchange Name	NYSE
Title of 12(b) Security	common share
Stapled Units [member]
Document Information [Line Items]
Trading Symbol	GRP.U
Security Exchange Name	NYSE
Title of 12(b) Security	Stapled Units